CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,284,053	$ 1,071,560
Other current financial assets	231,024	25,960
Other current non-financial assets	212,816	261,092
Trade and other current receivables	832,166	1,054,707
Accounts receivable from related companies	490	10,159
Current inventories	1,516,639	1,456,260
Current biological assets	236,333	315,500
Current tax assets	76,309	75,613
Total current assets other than assets or disposal groups classified as held for sale	4,389,830	4,270,851
Non-current assets or disposal groups classified as held for sale	3,901	3,767
Total current assets	4,393,731	4,274,618
Non-current assets
Other non-current financial assets	257,498	16,747
Other non-current non-financial assets	655,854	85,036
Non-current receivables	79,325	65,735
Investments accounted for using equity method	483,542	406,611
Intangible assets other than goodwill	50,493	55,980
Goodwill	52,681	51,325
Property, plant and equipment	11,124,813	9,610,071
Right of use assets	1,003,718	771,886
Non-current biological assets	3,101,604	2,747,894
Deferred tax assets	101,504	73,409
Total non-current assets	16,911,032	13,884,694
Total assets	21,304,763	18,159,312
Current liabilities
Other current financial liabilities	708,470	348,905
Current lease liabilities	55,823	55,851
Trade and other current payables	1,043,241	745,971
Accounts payable to related companies	9,437	10,563
Other short-term provisions	3,055	1,837
Current tax liabilities	30,405	27,565
Current provisions for employee benefits	7,501	6,669
Other current non-financial liabilities	73,643	165,589
Total current liabilities	1,931,575	1,362,950
Non-current liabilities
Other non-current financial liabilities	6,939,288	5,721,712
Non-current lease liabilities	959,237	672,139
Non-current payables	53,713	35,310
Non-current accounts payable to related companies	23,924	26,207
Other long-term provisions	38,588	33,121
Deferred tax liabilities	1,550,057	1,469,512
Non-current provisions for employee benefits	87,359	77,634
Other non-current non-financial liabilities	30,288	37,012
Total non-current liabilities	9,689,710	8,072,647
Current tax liabilities, non-current	7,256	0
Total liabilities	11,621,285	9,435,597
Equity
Issued capital	1,553,618	1,103,618
Retained earnings	8,328,561	8,312,384
Other reserves	(204,592)	(698,747)
Equity attributable to owners of parent company	9,677,587	8,717,255
Non-controlling interests	5,891	6,460
Total equity	9,683,478	8,723,715
Total equity and liabilities	$ 21,304,763	$ 18,159,312